Assets Held for Sale	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale
14. ASSETS HELD FOR SALE

(in thousands)	December 30, 2016	September 30, 2016
Assets held for sale	$3,313	$6,680

During the first quarter of fiscal 2017, the Company sold a parcel of land and a building related to the exit of a manufacturing facility in Philadelphia, PA at a loss of $329. The assets were previously classified as held for sale and had a carrying value of $3,367.

In a prior fiscal year, the Company entered into a share purchase agreement pursuant to which the Company would sell its minority ownership share in Abahsain-Cope Saudi Arabia Ltd. for cash consideration of approximately $10,000. The total carrying value of the investment is $3,313. The Company will recognize the gain on the sale when transfer of ownership is completed.

ASSETS HELD FOR SALE

(in thousands)	September 30, 2016	September 25, 2015
Assets held for sale	$6,680	$3,313

During fiscal 2015, the Company exited a manufacturing facility located in Philadelphia, PA. The property, plant and equipment were written-down to fair value during the fiscal year ended September 25, 2015. During fiscal 2016, the Company actively marketed the land, building and machinery and equipment. The assets met all of the held for sale criteria in accordance with ASC 360 - Property, Plant and Equipment during fiscal 2016. Consequently, the Company classified $3,500 of land and building and $1,660 of machinery and equipment as assets held for sale on the Company's consolidated balance sheets. The Company subsequently sold all of the machinery and equipment at a loss of $10. In a separate transaction, the Company sold a parcel of the vacant land with a carrying value of $133 at a gain of $616. The remaining land and building are still classified as held for sale as of September 30, 2016 with a carrying value of $3,367.
In a prior fiscal year, the Company entered into a share purchase agreement pursuant to which the Company would sell its minority ownership share in Abahsain-Cope Saudi Arabia Ltd. for cash consideration of approximately $10,000, which was paid into an escrow account in May 2012. All amounts paid into the escrow account have been distributed and the account has been closed. The total carrying value of the investment is $3,313. The Company will recognize the gain on the sale when transfer of ownership is completed.